Credit Suisse Asset Management Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.          Gregg M. Diliberto
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Suzanne E. Moran
DIRECTOR                        INVESTMENT OFFICER
Lawrence J. Fox                 Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
James S. Pasman, Jr.            Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER, VICE
Richard J. Lindquist            PRESIDENT AND SECRETARY
PRESIDENT AND CHIEF INVESTMENT  Robert M. Rizza
OFFICER                         VICE PRESIDENT AND TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
BankBoston, N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

--------------------------------------------------------------------------------

                         Credit Suisse Asset Management
                       Strategic Global Income Fund, Inc.

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                 June 30, 1999

CREDIT SUISSE ASSET MANAGEMENT STRATEGIC GLOBAL INCOME FUND, INC.

----------
Dear Shareholders:                                                 July 16, 1999

We are writing to report on the activities of Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended June 30, 1999 and to discuss our investment strategy.

    At June 30, 1999, the Fund's net asset value ("NAV") was $9.29, compared to an NAV of $9.19 at March 31, 1999. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.2175 per share) for the period was 3.6%. For the first six months of 1999, the Fund returned 5.8%.

    At June 30, 1999, $51.6 million was invested in high yield debt securities; $3.0 million in investment-grade debt securities; $15.8 million in emerging-market debt securities; and the balance of $8.1 million in equity securities. Of the debt securities, the largest concentration (56.7%) was invested in B-rated issues.

THE MARKET: FED-WATCHING

    The theme driving most segments of the fixed income market changed in the second quarter. Following two consecutive quarters in which investors' increasing comfort with risk triggered a revival in prices of "spread product" (I.E., debt securities whose market valuation is driven by the difference, known as the "spread," between their yields and those of U.S. Treasury debt), market participants concentrated far more narrowly on the prospects for U.S. interest rates and inflation.

    The focus of their concentration was the Federal Reserve, which faced mounting pressure to raise rates in order to cool off an economy that had long appeared on the verge of overheating. Tension began to build in earnest in mid-May, when the Fed chose to leave rates unchanged but announced that its official bias had gone from neutral to one in favor of raising rates.

    Activity in most fixed income sectors, which had had plenty of time to wrestle with the potential implications of higher rates and also took encouragement from favorable U.S. inflation data for May, started to take on a better tone by late June. When the Fed finally raised rates by 25 basis points on June 30, then, its move was widely expected and greeted with relief. Investors received an unexpected bonus when the Fed simultaneously announced that its official bias on rates had returned to neutral.

    Within the broad fixed income universe, both high yield and emerging market debt fared relatively well. High yield outperformed investment-grade securities and was virtually the only U.S. fixed income sector to generate a positive return during the quarter. As represented by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), high yield's 0.3% return compared favorably to the 0.9% decline in the Lehman Brothers Aggregate Bond Index, a standard proxy for U.S. investment-grade instruments. Yield spreads for high yield narrowed a bit, furthermore, while they widened for all investment-grade sectors.

    There were two reasons for high yield's strength. First was the simple fact that high yield tends to fare better than higher-quality sectors during times when interest rates are rising or investors expect rates to rise, because such times typically occur when the economy is strong, which is good for most high yield issuers. The second was an improving liquidity environment due to robust demand for new collateralized bond obligations backed by high yield securities.

    As for emerging debt markets, the J.P. Morgan Emerging Markets Bond Index Plus rose 4.5%, compared to a 3.4% loss for Morgan's major-nation sovereign debt benchmark, its Global Government Bond Index. Emerging debt spreads relative to Treasuries, in addition, narrowed by 101 basis points. Market sentiment improved on the basis of firming commodity prices and local factors, notably in Russia and Emerging Asia, and investors tended to shrug off concerns about U.S. interest rates.

PERFORMANCE: STRONG IN INTERNATIONAL AND HIGH YIELD

    The Fund performed well during the quarter, both within the international and high yield portions of the portfolio:

    INTERNATIONAL. The Fund continued to benefit from its exposure to emerging debt markets, which accounted for nearly one-quarter of total assets. Effective decisions included our successful exploitation of a short-term overweighting in Russia, which was the best-performing debt market in the entire world; overweighting in Venezuela, which was the quarter's second-strongest market after Russia; and underweighting in Argentina, which barely generated a positive return.

    HIGH YIELD. Our largest high yield industry exposure was in telecommunications, which we significantly overweighted compared to SSBHYMI. This had a very positive impact on performance in two important ways. First, a disproportionately high degree of our individual telecom holdings were rated CCC, and CCC-rated securities as a group outperformed SSBHYMI by a staggeringly wide margin. Second, our telecom exposure included a lot of deferred-interest instruments such as zero-coupon bonds, which also outperformed.

OUTLOOK: STILL OPTIMISTIC

    HIGH YIELD. The optimistic outlook for the high yield market that we expressed in our last report has not changed. We still expect sentiment and price appreciation to be supported by the ongoing strength of the economy; minimal inflation; and signs of improvement in economically sensitive industries; and anticipate that the Federal Reserve's shift to a neutral stance on interest rates should be additionally positive. Yield spreads relative to comparable-maturity U.S. Treasury bonds--which have steadily fallen since peaking in mid-1998--should continue to narrow, which should push bond prices higher.

    Now that the Fed has finally raised short-term U.S. interest rates, investors are becoming concerned about whether the rate hike is an isolated phenomenon, or the first in a series of two or three such Fed moves designed to slow down the vibrant U.S. economy. Our own view is that the probability of further rate hikes this year is low, based on ongoing weakness in commodity prices; an enormous worldwide glut of manufacturing capacity; the fact that rates are already on the high side when adjusted for inflation; and the simple absence of any "smoking gun"-type indicator that inflation is truly back.

    The essential strategy with which we have managed the Fund for some time remains intact. We are keeping the portfolio most heavily weighted in telecommunications, cable/ media and gaming, whose positive industry and company fundamentals are unchanged. We are also selectively adding to positions in economically sensitive industries such as paper and energy, whose underlying fundamentals are beginning to show genuine signs of improvement, and will continue to do so if this trend continues.

    INTERNATIONAL. Our long-term outlook for emerging debt markets remains optimistic as well, based on the fact that valuations are roughly unchanged from their levels at the beginning of 1999, while overall risk has declined. Now that U.S. interest rates have officially been raised, furthermore, performance among individual markets should become less correlated and more market-specific.

    We continue to favor two general types of emerging markets. These are commodity-linked nations such as Mexico, Venezuela and Indonesia; and stronger sovereign credits that offer the best value, including Mexico, Panama and the Philippines. The most prominent country allocations remain an overweight in Russia; and an underweight in Argentina, in which we expect conditions to remain unfavorable, at least until the upcoming elections in October.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD **

FROM CREDIT SUISSE ASSET MANAGEMENT:

    I. Effective January 12, 1999, the Fund's investment adviser, BEA Associates, changed its name to Credit Suisse Asset Management ("CSAM"). In making the announcement, the firm said that it expected the new name to enhance its recognition as a global asset manager. Credit Suisse Asset Management is the investment division of Credit Suisse Group, one of the world's largest financial organizations, with $600 billion in assets under management.

    II. Effective May 11, 1999, the BEA Strategic Global Income Fund, Inc. announced that, following approval by shareholders at their Annual Shareholders' Meeting held on May 10, 1999, the Fund had changed its name to Credit Suisse Asset Management Strategic Global Income Fund, Inc. The Fund's ticker symbol on the New York Stock Exchange changed to "CGF" from "FBI" accordingly.

    III. Effective September 7, 1999, shareholders whose shares are registered in their own name will automatically participate in a dividend reinvestment program known as the InvestLinkSM Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program. The Program also provides for additional share purchases. The Program is described on pages 23 through 24 of this report.

    IV. Many services provided to the Fund and its shareholders by CSAM and the Fund's service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, with resulting potential difficulty in performing various calculations (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Fund operations.

    CSAM recognizes the importance of the Year 2000 Issue and is taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on the Fund's investments or on global markets or economies, generally.

    CSAM anticipates that its systems will be adapted in time for the year 2000. CSAM is seeking assurances that comparable steps are being taken by the Fund's other major service providers. CSAM will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation.

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc.

    ** William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, joined CSAM in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc. and Director and Chairman of the Board of Credit Suisse Asset Management Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

CREDIT SUISSE ASSET MANAGEMENT STRATEGIC GLOBAL INCOME FUND, INC.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 6/30/99)
---------------------------------------------

 1.  Federal Republic of Brazil, Capitalization Bonds 5.00%,
       4/15/14...................................................     1.8%
 2.  Dr. Pepper Bottling Holdings, Inc. Class A..................     1.7%
 3.  Federal Republic of Brazil Debentures Series EI-L 6.125%,
       4/15/06...................................................     1.6%
 4.  Republic of Venezuela Unsecured Bonds 9.25%, 9/15/27........     1.6%
 5.  Republic of Argentina Debentures 6.188%, 3/31/05............     1.4%
 6.  Green Tree Financial Corp. Manufactured Housing Installment
       Sale Contracts Series 1993-4, Class B1 7.20%, 1/15/19.....     1.1%
 7.  United Mexican States 11.50%, 5/15/26.......................     1.0%
 8.  Banco Nacional de Commercio 7.25%, 02/02/04.................     1.0%
 9.  Spanish Broadcasting System, Inc. 13.50%, Cum. Exchangeable
       144A......................................................     0.9%
10.  Univision Network Holding L.P. Sub. Notes 7.00%, 12/17/02...     0.9%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 6/30/99)

AAA/Aaa..........................................................      1.2%
AA/Aa............................................................       --
A/A..............................................................      0.3
BBB/Baa..........................................................      1.1
BB/Ba............................................................     13.7
B/B..............................................................     56.0
CCC/Caa..........................................................      9.1
CC/Ca............................................................      0.4
C/C..............................................................      0.1
D................................................................      0.5
N/R..............................................................      7.5
                                                                   -------
  Subtotal                                                            89.9
Equities and Other...............................................     10.1
                                                                   -------
  Total..........................................................    100.0%
                                                                   -------
                                                                   -------

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------
JUNE 30, 1999

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
--------------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (76.5%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (66.0%)
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (0.9%)
         Cambridge Industries, Inc.
          Sr. Sub. Notes
          10.25%, 7/15/07                     B3           $          250      $    204,375
         Collins & Aikman Products,
          Corp.
          Sr. Sub. Notes
          11.50%, 4/15/06                     B3                      250           252,500
      (1) Oxford Automotive, Inc.
          Gtd. Sr. Sub. Notes
          10.125%, 6/15/07                  Caa1                      250           250,625
                                                                               ------------
               GROUP TOTAL                                                          707,500
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (6.3%)
      (2) Acme Television, L.L.C./ ACME
          Financial Corp. Gtd.
          Sr. Discount Notes
          0.00%, 9/30/04                      B3                      500           410,625
   (2)(3) Australis Holdings Pty. Ltd.
          Yankee Sr. Secured Discount
          Notes
          0.00%, 11/1/02                     N/R                      650             6,500
   (2)(3) Australis Media Ltd.
          Yankee Units
          15.75%, 5/15/03                      C                      729             3,644
         Capstar Broadcasting Partners,
          Inc.:
          Sr. Sub. Notes
          9.25%, 7/1/07                       B2                      200           206,750
      (2) Sr. Discount Notes
          0.00%, 2/1/09                      N/R                      500           422,500
         Chancellor Media Corp.
          Sr. Notes
          8.00%, 11/1/08                     Ba2                      200           196,000
         Digital Television Services,
          Inc./DTS Capital, Inc.
          Series B, Gtd. Sr. Sub. Notes
          12.50%, 8/1/07                      B3                      250           279,062
   (1)(2) EchoStar Communications Corp.
          Gtd. Sr. Discount Notes
          9.375%, 2/1/09                      B2                      400           408,000
         Granite Broadcasting, Inc.
          Sr. Sub. Notes
          8.875%, 5/15/08                     B3                      250           242,500
         Pegasus Media &
          Communications, Inc.
          Series B, Notes
          12.50%, 7/1/05                      B2                      250           274,375
         Sinclair Broadcast Group,
          Inc.:
          Sr. Sub. Notes
          10.00%, 9/30/05                     B2                      300           306,000

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
          Sr. Sub. Notes
          8.75%, 12/15/07                     B2           $          250      $    245,000
      (2) Spanish Broadcasting System,
          Inc.
          Sr. Notes
          7.50%, 6/15/02                      B3                      250           277,812
      (2) United International Holdings,
          Inc.
          Series B, Sr. Discount Notes
          0.00%, 2/15/08                      B3                      500           330,000
         Univision Network Holding,
          L.P.
          Sub. Notes
          7.00%, 12/17/02                    N/R                      573           690,555
         Young Broadcasting, Inc.:
          Series B, Gtd. Sr. Sub. Notes
          9.00%, 1/15/06                      B2                      200           196,000
         8.75%, 6/15/07                       B2                      450           436,500
                                                                               ------------
               GROUP TOTAL                                                        4,931,823
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.6%)
         General Binding Corp.
          Gtd. Sr. Sub. Notes
          9.375%, 6/1/08                      B2                      250           236,563
         Iron Mountain, Inc.
          Sr. Notes
          8.75%, 9/30/09                      B3                      250           246,875
                                                                               ------------
               GROUP TOTAL                                                          483,438
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (6.9%)
   (1)(2) Avalon Cable Holdings, Inc.
          Units
          0.00%, 12/1/08                    Caa1                      500           334,375
         CSC Holdings, Inc.
          Sr. Sub. Deb.
          9.875%, 2/15/13                     B1                      250           270,000
         Century Communications Corp.
          Sr. Notes
          8.75%, 10/1/07                     Ba3                      250           247,500
         Charter Communications
          Holdings:
      (1)  Sr. Notes
          8.625%, 4/1/09                      B2                      200           192,000
   (1)(2)  Sr. Discount Notes
          0.00%, 4/1/11                       B3                      300           186,375
         Comcast Corp. Sr. Sub. Notes
          9.125%, 10/15/06                    B2                      250           266,095
      (2) Comcast UK Cable Partners,
          Ltd.
          Yankee Sr. Debentures
          0.00%, 11/15/07                     B2                      500           450,000
      (2) DIVA Systems Corp.
          Series B, Sr. Discount Notes
          12.625%, 3/1/08                    N/R                      810           273,375

    The accompanying notes are an integral part of the financial statements.

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
      (2) Diamond Cable Communications
          plc
          Yankee Discount Notes
          0.00%, 12/15/05                   Caa1           $          300      $    267,750
      (2) Falcon Holdings Group,
          L.P./Falcon Funding Corp.
          Sr. Discount Debentures
          0.00%, 4/15/10                      B2                      500           346,875
         Helicon Group, L.P.
          Series B, Sr. Secured Notes
          11.00%, 11/1/03                     B1                      200           208,500
         InterMedia Capital Partners IV
          L.P./ InterMedia Partners
          Capital Corp.
          Sr. Notes
          11.25%, 8/1/06                      B2                      250           283,750
      (2) International CableTelevision
          Sr. Notes
          0.00%, 2/1/06                       B3                      500           435,000
         James Cable Partners L.P.
          Series B, Sr. Notes
          10.75%, 8/15/04                    N/R                      100           106,250
         Lenfest Communications, Inc.
          Sr. Sub. Notes
          10.50%, 6/15/06                     B2                      350           402,500
         NTL Communications Corp.
          Series B, Sr. Sub. Notes
          10.00%, 2/15/07                     B3                      250           258,750
      (2)  0.00%, 10/1/08                     B3                      250           167,500
         OpTel, Inc. Series B, Sr.
          Notes
          13.00%, 2/15/05                     B3                      250           195,000
         Rifkin Acquisitions Partners
          L.P.
          Sr. Sub. Notes
          11.125%, 1/15/06                    B3                      250           276,875
      (2) Telewest Communications plc
          Yankee Sr. Sub. Discount
          Debentures
          0.00%, 10/1/07                      B1                      250           222,500
                                                                               ------------
               GROUP TOTAL                                                        5,390,970
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.3%)
         Huntsman Corp.:
          Sr. Sub. Notes
          9.50%, 7/1/07                       B2                      250           239,375
          Sr. Notes
          11.75%, 12/1/04                     B1                      400           434,000
         NL Industries, Inc.
          Sr. Secured Notes
          11.75%, 10/15/03                    B1                      150           159,000
                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Texas Petrochemical Corp.
          Series B, Sr. Sub. Notes
          11.125%, 7/1/06                    N/R           $          200      $    181,000
                                                                               ------------
               GROUP TOTAL                                                        1,013,375
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.7%)
         American Architectural
          Products Corp.
          Gtd. Sr. Notes
          11.75%, 12/01/07                  Caa1                      250           189,375
         Brand Scaffold Services
          Sr. Notes
          10.25%, 2/15/08                     B3                      150           146,813
         Presley Companies
          Sr. Notes
          12.50%, 7/1/01                    Caa3                      250           222,500
                                                                               ------------
               GROUP TOTAL                                                          558,688
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.7%)
      (2) Coinstar, Inc.
          Sr. Discount Notes
          0.00%, 10/1/06                    Caa1                      350           345,188
         Holmes Products Corp.
          Gtd. Sr. Sub. Notes
          9.875%, 11/15/07                    B3                      200           192,000
         Jordan Industries, Inc.
          Series B, Sr. Notes
          10.375%, 8/1/07                     B3                      225           227,813
         Knology Holdings, Inc.
          Sr. Discount Notes
          0.00%, 10/15/07                    N/R                      250           151,250
         Playtex Products, Inc.
          Series B, Gtd. Sr. Notes
          8.875%, 7/15/04                     B1                      200           202,500
         Revlon Consumer Products Corp.
          Series B, Sr. Sub. Notes
          8.625%, 2/1/08                      B3                      250           236,250
         Signature Brands USA, Inc.
          Sr. Sub. Notes
          13.00%, 8/15/02                     B3                      500           533,100
   (3)(4) Town & Country Corp.
          Sr. Sub. Notes
          13.00%, 5/31/98                    N/R                      616                 0
      (2) United Rentals, Inc.
          Sr. Sub. Notes
          9.25%, 1/15/09                      B1                      250           248,125
                                                                               ------------
               GROUP TOTAL                                                        2,136,226
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.3%)
         Details, Inc.
          Series B, Sr. Sub Notes
          10.00%, 11/15/05                    B3                      250           237,500
         Unisys Corp.
          Sr. Notes
          11.75% 10/15/04                     B1                      100           111,000
         Verio, Inc.
          Units
          13.50%, 6/15/04                     B3                      400           440,000

    The accompanying notes are an integral part of the financial statements.

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Viasystems, Inc.
          Sr. Sub. Notes
          9.75%, 6/1/07                       B3           $          250      $    218,750
                                                                               ------------
               GROUP TOTAL                                                        1,007,250
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (3.5%)
         Belden & Blake Energy Co.
          Series B, Gtd. Sr. Sub. Notes
          9.875%, 6/15/07                     B3                      200           152,500
         Bellwether Exploration Co.
          Gtd. Sr. Sub. Notes
          10.875%, 4/1/07                     B3                      250           239,375
         Canadian Forest Oil, Ltd.
          Sr. Sub. Notes
          8.75%, 9/15/07                      B2                      250           239,375
         Cliffs Drilling Co.
          Series D, Gtd. Sr. Notes
          10.25%, 5/15/03                     B1                      250           243,750
         Continental Resources, Inc.
          Gtd. Sr. Notes
          10.25%, 8/1/08                      B3                      150           112,125
      (3) Dailey International, Inc.
          Series B, Gtd. Sr.
          Unsecured Notes
          9.50%, 2/15/08                      Ca                      250           161,875
         Dual Drilling Co.
          Gtd. Sr. Sub. Notes
          9.875%, 1/15/04                   Baa3                      250           262,550
         Energy Corp. of America
          Series A, Sr. Sub. Notes
          9.50%, 5/15/07                      B2                      250           228,750
         H.S. Resources, Inc.
          Gtd. Sr. Sub. Notes
          9.25%, 11/15/06                     B2                      250           246,250
         Kelley Oil & Gas Corp.
          Sr. Secured Notes
          14.00%, 4/15/03                     B3                      250           254,063
      (1) Key Energy Services, Inc.
          Sr. Sub. Notes
          14.00%, 1/15/09                     B3                      250           256,875
         Southwest Royalties, Inc.
          Series B, Gtd. Sr. Notes
          10.50%, 10/15/04                    B3                      250           119,375
      (3) TransAmerican Energy Corp.
          Series B, Sr. Secured Notes
          11.50%, 6/15/02                     B3                      200            19,000
         Wiser Oil Co.
          Gtd. Sr. Sub. Notes
          9.50%, 5/15/07                      B2                      250           207,500
                                                                               ------------
               GROUP TOTAL                                                        2,743,363
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (3.1%)
         American Skiing Co.
          Series B, Sr. Sub. Notes
          12.00%, 7/15/06                     B3                      200           159,500
                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Bally Total Fitness Holding
          Corp.
          Series D, Sr. Sub. Notes
          9.875%, 10/15/07                    B3           $          150      $    145,500
         Booth Creek Ski Holdings, Inc.
          Series B, Sr. Notes
          12.50%, 3/15/07                   Caa1                      250           221,875
         Cinemark U.S.A., Inc.
          Series D, Sr. Sub. Notes
          9.625%, 8/1/08                      B2                      200           198,500
         Genmar Holdings, Inc.
          Series A, Sr. Sub. Notes
          13.50%, 7/15/01                   Caa2                      500           500,000
      (2) IHF Holdings, Inc.
          Series B, Sr. Sec. Discount
          Notes
          0.00%, 11/15/04                   Caa2                      300            36,000
         PTI Holdings, Inc.
          Sub. Notes
          7.00%, 12/17/02                    N/R                      507           610,833
   (1)(3) Premier Cruises, Ltd.
          Sr. Notes
          11.00%, 3/15/08                     B3                      250            74,375
         Production Resource Group,
          L.L.C./PRG Finance Group
          Gtd. Sr. Sub. Notes
          11.50%, 1/15/08                   Caa2                      250           251,875
         Regal Cinemas, Inc.
          Sr. Sub. Notes
          8.875%, 12/15/10                   N/R                      250           230,625
                                                                               ------------
               GROUP TOTAL                                                        2,429,083
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.1%)
      (3) Westfed Holdings
          Sr. Debentures
          15.50%, 9/15/99                    N/R                      250            87,500
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.8%)
         AmeriServ Food Distribution,
          Inc.
          Gtd. Sr. Notes
          8.875%, 10/15/06                    B1                      200           182,000
         Archibald Candy Corp.
          Gtd. Sr. Secured Notes
          10.25%, 7/1/04                      B2                      250           252,500
      (1) Fleming Companies, Inc.
          Sr. Sub. Notes
          10.50%, 12/1/04                     B3                      200           190,000
                                                                               ------------
               GROUP TOTAL                                                          624,500
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.8%)
      (1) ICN Pharmaceutical
          Sr. Notes
          8.75%, 11/15/08                    Ba3                      250           250,625
      (1) Insight Health Services Corp.
          Gtd. Sr. Sub. Notes
          9.625%, 6/15/08                     B3                      200           191,500

    The accompanying notes are an integral part of the financial statements.

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Integrated Health Services,
          Inc.
          Sr. Sub. Notes
          9.25%, 1/15/08                      B2           $          250      $    179,375
                                                                               ------------
               GROUP TOTAL                                                          621,500
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (3.2%)
         Applied Extrusion Technologies
          Corp.
          Sr. Notes
          11.50%, 4/1/02                      B2                      250           255,000
         Atlantis Group, Inc.
          Sr. Notes
          11.00%, 2/15/03                     B2                      250           252,500
         Delco Remy International, Inc.
          Gtd. Sr. Sub. Notes
          10.625%, 8/1/06                     B2                      250           257,500
         Golden Ocean Group, Ltd.
          Gtd. Sr. Notes
          10.00%, 8/31/01                     B3                      513            80,798
      (1) Hayes Lemmerz International,
          Inc.
          Gtd. Sr. Notes
          8.25%, 12/15/08                     B2                      250           237,500
         Haynes International, Inc.
          Sr. Notes
          11.625%, 9/1/04                     B3                      250           237,500
         Park-Ohio Industries, Inc.
          Sr. Sub. Notes
          9.25%, 12/1/07                      B2                      200           200,000
         Romacorp., Inc.
          Sr. Notes
          12.00%, 7/1/06                      B3                      250           243,437
         SRI Receivables Purchase Co.,
          Inc.
          Series B, Notes
          12.50%, 12/15/00                   N/R                      500           495,000
      (1) Transportation Manufacturing
          Operations
          Sr. Sub. Notes
          11.25%, 5/1/09                      B2                      250           249,375
                                                                               ------------
               GROUP TOTAL                                                        2,508,610
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
MEDICAL (0.2%)
   (1)(5) Triad Hospitals Holdings
          11.00%, 5/15/09                     B3                      200           203,500
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.5%)
         Algoma Steel, Inc.
          Yankee First Mortgage Notes
          12.375%, 7/15/05                    B1                      250           242,500
         Gulf States Steel, Inc.
          First Mortgage Notes
          13.50%, 4/15/03                     B1                      250            45,000
         Metallurg, Inc.
          Series B, Gtd. Sr. Notes
          11.00%, 12/1/07                     B3                      250           244,375
                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         National Steel Corp.
          Series D
          First Mortgage Bonds
          9.875%, 3/1/09                     Ba3           $          250      $    253,750
         Republic Engineered Steel,
          Inc.
          First Mortgage Bonds
          9.875%, 12/15/01                  Caa1                      250           250,625
         Sheffield Steel Corp.
          Series B, First Mortgage
          Bonds
          11.50%, 12/1/05                   Caa2                      250           236,875
         WCI Steel, Inc.
          Series B,
          Sr. Secured Notes
          10.00%, 12/1/04                     B2                      250           254,375
         Weirton Steel Corp.
          Sr. Notes
          11.375%, 7/1/04                     B2                      200           196,000
         Wheeling-Pittsburg Corp.
          Sr. Notes
          9.25%, 11/15/07                     B2                      250           240,000
                                                                               ------------
               GROUP TOTAL                                                        1,963,500
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.9%)
         AEP Industries, Inc.
          Sr. Sub. Notes
          9.875%, 11/15/07                    B2                      400           400,000
         BWAY Corp.
          Gtd. Sr. Sub. Notes
          10.25%, 4/15/07                     B2                      150           157,500
         Container Corp. of America
          Gtd. Sr. Notes
          9.75%, 4/1/03                       B1                      250           258,750
      (2) Crown Packaging Enterprises,
          Ltd.
          Yankee Sr. Secured Discount
          Notes
          0.00%, 8/1/06                      Ca1                      925            13,875
         Gaylord Container Corp.
          Series B, Sr. Notes
          9.75%, 6/15/07                      B3                      250           239,375
         Plastic Containers, Inc.
          Series B, Sr. Secured Notes
          10.00%, 12/15/06                    B1                      250           281,875
         Radnor Holdings, Inc.
          Series B, Gtd. Sr. Notes
          10.00%, 12/1/03                     B2                      400           402,000
         Riverwood International Corp.
          Gtd. Sr. Notes
          10.875%, 4/1/08                   Caa1                      250           242,500
         Stone Container Finance Co.
          Yankee Gtd. Sr. Notes
          11.50%, 8/15/06                     B2                      250           269,375
                                                                               ------------
               GROUP TOTAL                                                        2,265,250
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.7%)
         Ainsworth Lumber Co., Ltd.
          Yankee Sr. Secured Notes
          12.50%, 7/15/07                     B3           $          250      $    278,125
         Color Spot Nurseries
          Sr. Sub. Notes
          10.50%, 12/15/07                  Caa1                      200           149,500
         Crown Paper Co.
          Sr. Sub. Notes
          11.00%, 9/1/05                      B3                      100            66,000
         Malette, Inc.
          Yankee Sr. Secured Debentures
          12.25%, 7/15/04                    Ba3                      150           159,750
         SD Warren Co.
          Debentures
          14.00%, 12/15/06                   N/A                      603           677,869
                                                                               ------------
               GROUP TOTAL                                                        1,331,244
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.6%)
   (1)(5) American Media Operation
          10.25% 5/1/09                      Caa                      250           250,313
         Ampex Corp.
          Series B, Sr. Notes
          12.00%, 3/15/03                    N/R                      250           260,000
   (1)(2) InterAct Systems, Inc.
          Sr. Discount Notes
          0.00%, 8/1/03                      N/R                      400           147,500
         Level 3 Communication, Inc.:
          Sr. Notes
          9.125%, 5/1/08                      B3                      275           270,531
      (2)  Sr. Discount Notes
          0.00%, 12/1/08                      B3                      300           184,875
      (2)  Liberty Group Publishing,
          Inc.
          Sr. Discount Debentures
          0.00%, 2/1/09                     Caa1                      300           162,000
         Mentus Media Corp.
          Units
          12.00%, 2/1/03                     N/R                      391           254,150
         Tri-State Outdoor Media Group,
          Inc.
          Sr. Notes
          11.00%, 5/15/08                    N/R                      300           304,500
      (1) TV Guide, Inc.
          Sr. Sub. Notes
          8.125%, 3/1/09                     Ba3                      200           189,500
                                                                               ------------
               GROUP TOTAL                                                        2,023,369
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (4.0%)
         American Restaurant Group,
          Inc.
          Gtd. Sr. Secured Notes
          11.50%, 2/15/03                     B3                      250           225,625
      (1) Aztar Corp.
          Sr. Sub. Notes
          8.875%, 5/15/07                     B1                      250           239,375
                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Casino Magic of Louisiana,
          Corp.
          Series B, Gtd. First Mortgage
          Notes
          13.00%, 8/15/03                     B3           $          300      $    344,250
      (4) Colorado Gaming &
          Entertainment Co.
          Gtd. Sr. Notes
          12.00%, 6/1/03                     N/R                      443           447,535
         Friendly Ice Cream Corp.
          Gtd. Sr. Notes
          10.50%, 12/1/07                     B1                      250           221,875
         HMH Properties
          Gtd. Sr. Secured Notes
          7.875%, 8/1/08                     Ba2                      250           229,375
         Hard Rock Hotel, Inc.
          Sr. Sub. Notes
          9.25%, 4/1/05                       B3                      250           235,000
         Hollywood Park, Inc.
          Sr. Sub. Notes
          9.50%, 8/1/07                       B2                      200           198,500
         Horseshoe Gaming, L.L.C.
      (1)  Sr. Sub Notes
          8.625%, 5/15/09                     B2                      250           241,875
          Series B, Sr. Sub. Notes
          9.375%, 6/15/07                     B1                      300           304,500
         Mohegan Tribal Gaming
          Authority
          Series B, Sr. Secured Notes
          8.125%, 1/1/06                     Ba1                      200           195,500
         Prime Hospitality Corp.
          Secured First Mortgage Notes
          9.25%, 1/15/06                     Ba2                      250           251,875
                                                                               ------------
               GROUP TOTAL                                                        3,135,285
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (2.4%)
      (2) Advance Holdings Corp.
          Sr. Discount Debentures
          0.00%, 4/15/09                    Caa2                      350           197,312
         Advance Stores Co., Inc.
          Gtd. Sr. Sub. Notes
          10.25%, 4/15/08                   Caa1                      150           144,000
   (1)(3) County Seat Stores, Inc.
          Units
          12.75%, 11/1/04                    N/R                      250            25,000
         Dairy Mart Convenience Stores,
          Inc.
          Sr. Sub. Notes
          10.25%, 3/15/04                     B3                      251           235,313
         Jitney-Jungle Stores of
          America, Inc.:
          Gtd. Sr.Notes
          12.00%, 3/1/06                      B3                      250           205,000
          Gtd. Sr. Sub. Notes
          10.375%, 9/15/07                    B2                      250            87,500
         K Mart Corp.
          Debentures
          7.75%, 10/1/12                     Ba2                      200           201,000

    The accompanying notes are an integral part of the financial statements.

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
      (2) Mrs. Fields Holding Co.
          Units
          0.00%, 12/1/05                    Caa2           $          500      $    242,500
         Pantry, Inc.
          Sr. Sub. Notes
          10.25%, 10/15/07                    B3                      200           204,000
         Pathmark Stores, Inc.
          Sr. Sub. Notes
          9.625%, 5/1/03                    Caa1                      100           102,000
      (1) Simmons Co.
          Sr. Sub. Notes
          10.25%, 3/15/09                     B3                      250           254,375
                                                                               ------------
               GROUP TOTAL                                                        1,898,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (15.1%)
         Adelphia Communications
          Sr. Notes
          8.375%, 2/1/08                      B1                      200           198,000
   (1)(5) Caprock Communications Series
          11.50%, 5/01/09                     B3                      150           151,875
         Carrier1
          Units
          13.25%, 2/15/09                     B3                      300           318,000
      (2) Clearnet Communications, Inc.
          Yankee Sr. Discount Notes
          0.00%, 12/15/05                     B3                      250           227,500
         Concentric Network Corp.
          Sr. Notes
          12.75%, 12/15/07                   N/R                      250           258,125
      (2) DTI Holdings, Inc.
          Units
          0.00%, 3/1/08                      N/R                      300           109,500
         Dobson/Sygnet Communications
          Co.
          Sr. Notes
          12.25%, 12/15/08                   N/R                      250           264,375
      (2) Dolphin Telecom plc
          Sr. Discount Notes
          0.00%, 6/1/08                     Caa1                      250           125,000
      (1)  0.00%, 5/15/09                   Caa1                      300           148,125
      (2) e. spire Communications, Inc.
          Sr. Discount Notes
          0.00%, 11/1/05                     N/R                      750           397,500
      (2) Econophone, Inc.
          Sr. Discount Notes
          0.00%, 2/15/08                     N/R                      500           278,750
         Exodus Communications, Inc.
          Sr. Notes
          11.25%, 7/1/08                     N/R                       50            52,000
      (2) Focal Communications Corp.
          Sr. Discount Notes
          0.00%, 2/15/08                     N/R                      200           110,000
      (2) GST USA, Inc.
          Gtd. Sr. Discount Notes
          0.00%, 12/15/05                    N/R                      600           494,250
                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Global Crossing Holdings Ltd.
          Gtd. Sr. Notes
          9.625%, 5/15/08                    N/R           $          250      $    270,000
         Globalstar L.P./Globalstar
          Capital Corp.
          Sr. Notes
          10.75%, 11/1/04                     B3                      300           200,250
         Globix Corp.
          Sr. Notes
          13.00%, 5/1/05                     N/R                      250           237,500
      (2) ICG Holdings, Inc.:
          Sr. Discount Notes
          13.50%, 9/15/05                    N/R                      350           308,000
          11.625%, 3/15/07                   N/R                      750           517,500
      (2) ICG Services, Inc.
          Gtd. Sr. Discount Notes
          0.00%, 5/1/08                      N/R                      250           132,500
         Intermedia Communications,
          Inc.:
      (2)  Series B, Sr. Discount Notes
          0.00%, 7/15/07                      B2                      300           213,000
          Sr. Notes
          8.875%, 11/1/07                     B2                      150           137,625
         Jacor Communications, Inc.
          Gtd. Sr. Sub. Notes
          8.00%, 2/15/10                      B2                      250           259,688
      (2) Jordan Telecommunications
          Products, Inc.
          Series B, Sr. Discount Notes
          0.00%, 8/1/07                       B3                      250           213,125
         McCaw International Ltd.
          Sr. Discount Notes
          13.00%, 4/15/07                   Caa1                      250           147,500
         McLeod USA, Inc.:
      (2)  Sr. Discount Notes
          0.00%, 3/1/07                       B2                      200           198,500
          Sr. Notes
          9.25%, 7/15/07                      B2                      100            76,750
         MetroNet Communications Corp.
          Sr. Discount Notes
          10.75%, 11/1/07                      B                      350           280,875
      (2)  0.00%, 6/15/08                     B3                      250           185,937
      (2) Millicom International
          Cellular
          Yankee Sr. Sub. Discount
          Notes
          0.00%, 6/1/06                     Caa1                      300           221,625
         NEXTLINK Communications, Inc.:
          Sr. Notes
          12.50%, 4/15/06                     B3                      100           107,000
          10.75%, 11/15/08                    B3                      250           255,000
      (2) Nextel Communications, Inc.
          Sr. Discount Notes
          0.00%, 2/15/08                      B2                      900           621,000

    The accompanying notes are an integral part of the financial statements.

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Orion Network Systems, Inc.
          Gtd. Sr. Notes
          11.25%, 1/15/07                     B2           $          250      $    209,375
      (2) PLD Telekom, Inc.
          Yankee Gtd. Sr. Notes
          0.00%, 6/1/04                      N/R                      560           308,000
      (2) Pagemart Nationwide, Inc.
          Sr. Discount Notes
          0.00%, 2/1/05                       B3                      750           644,062
      (1) Petersburg Long Distance, Inc.
          Conv. Sub. Notes
          9.00%, 6/1/06                      N/R                       80            32,000
         Price Communications
          Corp./Price Communications
          Cellular Holdings, Inc.
          Sr. Discount Notes
          11.25%, 8/15/08                   Caa1                      212           218,023
      (2) Qwest Communications
          International, Inc.
          Sr. Discount Notes
          0.00%, 10/15/07                     B2                      250           192,187
      (2) RCN Corp.
          Series B,
          Sr. Discount Notes
          0.00%, 2/15/08                      B3                      300           190,125
         RSL Communications:
          Yankee Gtd. Senior Notes
          9.125%, 3/1/08                      B3                      250           228,125
         Rhythms Netconnections
          Units
          13.50%, 5/15/08                    N/R                      500           266,250
         Sprint Spectrum, L.P./ Sprint
          Spectrum Finance Corp.
          Sr. Notes
          11.00%, 8/15/06                     B2                      450           510,668
         Star Choice Communications,
          Inc.
          Yankee Sr. Notes
          13.00%, 12/15/05                   N/R                      200           203,500
         Startec Global Communications
          Corp.
          Units
          12.00%, 5/15/08                    N/R                      350           314,125
         T/SF Communications Corp
          Series B, Gtd. Sr. Sub. Notes
          10.375%, 11/1/07                    B3                      200           201,000
      (2) USN Communications, Inc.
          Units
          0.00%, 8/15/04                     N/R                        3                 0
         Western Wireless Corp.
          Sr. Sub. Notes
          10.50%, 2/1/07                      B3                      250           269,688
                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
      (2) WinStar Communications, Inc.
          Sr. Discount Notes
          0.00%, 10/15/05                   Caa1           $          400      $    351,000
                                                                               ------------
               GROUP TOTAL                                                       11,854,503
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (0.3%)
         Maxim Group, Inc.
          Gtd. Sr. Sub. Notes
          9.25%, 10/15/07                     B2                      250           245,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.7%)
         AirTran Airlines, Inc.
          Sr. Notes
          10.50%, 4/15/01                    N/R                      500           486,250
         Canadian Airlines Corp.
          Sr. Notes
          12.25%, 8/1/06                    Caa2                      300           125,250
         Cenargo International plc
          First Priority Ship Mortgage
          Notes
          9.75%, 6/15/08                     Ba3                      100            90,625
      (2) TFM Sa De CV
          0.00%, 06/15/09                    N/R                      850           506,813
         Trans World Airlines, Inc.
          Sr. Notes
          11.375%, 3/1/06                   Caa1                      250           128,125
                                                                               ------------
               GROUP TOTAL                                                        1,337,063
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.4%)
      (1) Waste Systems International,
          Inc.
          Sr. Notes
          11.50%, 1/15/06                   Caa1                      350           348,250
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $56,598,004)                                                             51,848,790
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
-------------------------------------------------------------------------------------------
-----------------
         Asset Securitization Corp.
          Series 1996-MD6, Class A6,
          7.59%, 11/13/26
          (cost $233,342)                   Baa2                      230           222,094
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.5%)
-------------------------------------------------------------------------------------------
-----------------
         Green Tree Financial Corp.
          Manufactured Housing
          Installment Sale Contracts:
          Series 1993-4, Class B1
          7.20%, 1/15/19                     Aaa                      882           862,702
          Series 1995-6, Class A3
          6.65%, 9/15/26                     Aaa                        4             4,454

    The accompanying notes are an integral part of the financial statements.

                                                                Face
                                           Moody's             Amount             Value
                                           Ratings             (000)            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
         Merrill Lynch Home Equity
          Acceptance Trust
          Series 1994-A, Class A-2
          5.93%, 7/17/22                      A3           $          212      $    206,125
         Nationscredit Grantor Trust
          Boat Retail Installment Sale
          Contracts
          Series 1996-1, Class A
          5.85%, 9/15/11                     Aaa                       95            93,891
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $1,200,317)                                                               1,167,172
-------------------------------------------------------------------------------------------
-----------------
                                                              Shares/
                                                               Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (3.8%)
-------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.2%)
      (6) Spanish Broadcasting
          System Class A                                              214           128,400
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (6) OpTel, Inc.                                                 250                 3
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.3%)
      (6) Coinstar, Inc.                                            4,196           120,373
      (6) Concentric Network Corp.                                  3,170           126,008
         Crown Packaging Holdings, Ltd.                           100,848             1,008
                                                                               ------------
               GROUP TOTAL                                                          247,389
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (6)(7) Westfed Holdings, Inc.
          Class B (acquired 9/20/88,
          $127)                                                     4,223                 0
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.7%)
   (6)(7) Dr. Pepper Bottling Holdings,
          Inc.
          Class A (acquired 10/21/88,
          cost $40,500)                                            45,000         1,327,500
      (6) Specialty Foods Corp.                                    22,500             1,125
                                                                               ------------
               GROUP TOTAL                                                        1,328,625
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.3%)
(6)(7)(8) CIC I Acquisition Corp.
          (acquired 10/18/89, cost
          $1,076,715)                                               2,944           200,192
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (6) Sheffield Steel Corp.                                     2,500            10,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.2%)
(1)(6)(8) Mail-Well, Inc.                                          10,652           172,429
                                                                               ------------
--------------------------------------------------------------------------------------------
                                                              Shares/             Value
                                                               Units            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (6) Elsinore Corp.                                            6,178      $      1,931
      (6) Isle of Capri Casinos, Inc.                               4,982            34,251
   (1)(6) Motels of America, Inc.                                     250             4,500
                                                                               ------------
               GROUP TOTAL                                                           40,682
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.0%)
      (6) Advanced Radio Telecom Corp.                              5,058            72,709
      (6) Globix Corp.                                                880            38,885
      (6) ICG Communications, Inc.                                  1,155            24,685
      (6) Intermedia Communications,
          Inc.                                                      2,842            85,261
      (6) Loral Space & Communications
          Co.                                                         151             2,719
      (6) Nextel Communications, Inc.,
          Class A                                                   1,180            59,222
      (6) Pagemart Nationwide, Inc.                                 3,500            16,626
      (6) Price Communications Corp.                                7,349           110,229
      (6) Verio, Inc.                                               5,633           391,492
                                                                               ------------
               GROUP TOTAL                                                          801,828
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,410,855)                                                               2,929,548
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (3.9%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (6) GPA Group plc
          7% Second Preference Cum.
          Conv.                                                   650,000           325,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (1.0%)
   (4)(6) Granite Broadcasting Corp.
          12.75%, Cum. Exchangeable                                    11            10,605
      (6) Source Media, Inc.                                        4,723            92,099
   (4)(6) Spanish Broadcasting System,
          Inc.
          13.50%, Cum. Exchangeable                                 6,545           710,132
                                                                               ------------
               GROUP TOTAL                                                          812,836
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.4%)
         Adelphia Communications Corp.
          13% Cum. Exchangeable,
          Series B                                                  2,500           286,250
         NTL, Inc.
          13% Exchangeable, Series B                                    1             1,189
                                                                               ------------
               GROUP TOTAL                                                          287,439
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                              Shares/             Value
                                                               Units            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
   (4)(3) Renaissance Cosmetics, Inc.
          14% Cumulative                                                3      $          0
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
      (8) Westfed Holdings, Inc.
          Class A (aquired
          9/20/88-6/18/93, cost
          $1,203,486)                                              14,246            14,246
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
MISCELLANEOUS (0.0%)
      (6) TCR Holdings Corp.
          Series B                                                    351                21
          Series C (non-voting)                                       193                11
          Series D (non-voting)                                       509                27
          Series E (non-voting)                                     1,053                66
                                                                               ------------
               GROUP TOTAL                                                              125
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.5%)
         Primedia, Inc.
          10% Cum. Exchangeable,
          Series D                                                  3,500           358,750
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
         AmeriKing, Inc.
          13%, Cum. Exchangeable                                    6,451           154,824
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.4%)
         Intermedia Communications,
          Inc.
          7% Jr. Convertible, Series E                             15,000           350,625
         NEXTLINK Communications, Inc.
          14% Cum. Exchangeable                                     8,177           417,037
         Nextel Communications, Inc.
          13% Exchangeable, Series D                                  317           320,599
                                                                               ------------
               GROUP TOTAL                                                        1,088,261
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $3,689,801)                                                               3,041,481
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
-------------------------------------------------------------------------------------------
-----------------
      (6) Terex Corp. expiring 5/15/02
          (Cost $0)                                                 2,000            28,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (1.0%)
--------------------------------------------------------------------------------------------
-----------------
      (6) American Telecasting, Inc.
          expiring 6/23/99                                            350                 0
      (6) Ampex Corp.
          expiring 3/15/03                                          8,500            23,885
      (6) Australis Holdings Pty. Ltd.
          expiring 10/30/01                                           250                 3
                                                              Shares/             Value
                                                               Units            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
      (6) Australis Media Ltd.
          expiring 5/15/00                                            225      $          2
      (6) CHC Helicopter Corp.
          expiring 12/15/00                                         2,000             6,000
   (6)(8) CHI Energy, Inc.:
          Series B, expiring 11/8/03                                3,790             9,100
          Series C, expiring 11/8/05                                2,459             5,904
      (6) Cookies U.S.A., Inc.
          expiring 1/15/01                                             90                 0
      (6) Crown Packaging Holdings, Ltd.
          expiring 11/1/03                                          1,000               500
      (6) DIVA Systems Corp.
          expiring 5/15/06                                            900           217,800
          expiring 3/1/08                                           2,430            29,160
      (6) DTI Holdings, Inc.
          expiring 3/1/08                                           1,500                15
      (6) Dairy Mart Convenience Stores,
          Inc.
          expiring 12/1/01                                          4,172             1,460
      (6) e. spire Communications, Inc.
          expiring 11/1/05                                          1,000           140,000
   (6)(7) Elsinore Corp.
          expiring 12/31/25                                         5,329                 0
      (6) Golden Ocean Group, Ltd.
          expiring 8/31/01                                            342                43
      (6) Hemmeter Enterprises, Inc.
          expiring 12/15/99                                         3,000                 0
      (6) Interact Systems, Inc.
          expiring 8/1/03                                             400                 0
      (6) Isle of Capri Casinos, Inc.
          expiring 5/3/01                                             882                 9
   (1)(6) Key Energy Services
          expiring 1/15/09                                            250               250
      (6) McCaw International Ltd.
          expiring 4/15/07                                            750             1,875
      (6) Mentus Media Corp.
          expiring 2/1/08                                           1,034                10
      (6) Nigeria Warrants 11/15/20                                   250                 0
      (6) Petersburg Long Distance, Inc.
          expiring 6/01/06                                            560             2,800
      (6) Rhythms Netconnections
          expiring 5/15/08                                          2,000           333,438
      (6) Signature Brands Ltd.
          expiring 8/15/02                                            500                 0
      (6) Source Media, Inc.
          expiring 11/1/07                                          2,235            18,998
      (6) Star Choice Communications,
          Inc.
          expiring 12/5/05                                          4,632            11,670
      (6) Startec Global Communications
          expiring 5/15/08                                            350               350
      (6) United International Holdings
          expiring 11/15/99                                           600               600
      (6) Waste Systems International,
          Inc.
          expiring 3/2/04                                           5,250             3,465

    The accompanying notes are an integral part of the financial statements.

                                                              Shares/             Value
                                                               Units            (Note A-1)
-------------------------------------------------------------------------------------------
-----------------
      (6) Wright Medical Technology
          expiring 6/30/03                                            206      $          2
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $783,014)                                                                   807,339
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $63,915,333)                                                             60,044,424
                                                                               ------------
--------------------------------------------------------------------
-------------
                                                                Face
                                           Moody's             Amount
                                           Ratings             (000)
---------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (20.6%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (2.0%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
         CIA Internacional
          Telecommunicacoes
          Sr. Notes
          10.375%, 8/1/04                    N/R           ARP    $ 145         111,288
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
BELGIUM (0.3%)
         Hermes Europe Railtel B.V.
          Sr. Notes
          10.375%, 1/15/09                   N/R           USD      250         253,125
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
INDONESIA (0.4%)
      (2) App Fin II Mauritius Ltd.
          Yankee,
          12.00%, 12/29/49                    B2           USD      270         177,525
         Indah Kiat Fin Mauritius
          10.00%, 7/01/07                   Caa1           USD      250         174,375
                                                                           ------------
                                                                                351,900
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (1.0%)
         Banco Nacional de Comercio
          7.25%, 02/02/04                    Ba2                    825         750,750
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.2%)
   (1)(2) CompleTel Europe N.V.
          Units
          14.00%, 2/15/09                   Caa1           USD      250         130,000
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $1,605,664)                                                           1,597,063
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (18.6%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (3.4%)
         Argentina
          9.75%, 9/19/27                     Ba3           USD      270         202,162
                                                              Face
                                           Moody's           Amount           Value
                                           Ratings           (000)          (Note A-1)
---------------------------------------------------------------------------------------
-----------------
      (9) Bocon PRO1 Notes
          2.88%, 4/1/07                      Ba3           USD    $ 946    $    661,674
      (2) Secured Par Bonds,
          Series L-GP
          5.75%, 3/31/23                     Ba3          USD     1,000         638,750
         Republic of Argentina:
          11.00%, 10/9/06                    Ba3           USD       50          46,187
          Debentures
          6.188%, 3/31/05                     B1          USD     1,307       1,116,532
                                                                           ------------
               GROUP TOTAL                                                    2,665,305
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (4.3%)
         Federal Republic of Brazil:
          Series RG
          5.9375%, 4/15/09                    B2           USD      330         230,175
          Debentures
          Series EI-L
          Bearer
          5.875%, 4/15/06                     B2           USD      162         127,383
          Registered
          5.875%, 4/15/06                     B2          USD     1,596       1,256,850
          10.125%, 5/15/27                    B1           USD       15          10,931
          Capitalization Bonds
          8.00%, 4/15/14                      B1          USD     2,122       1,382,045
          Discount Bond
          5.875%, 4/15/24                    N/R           USD      610         386,587
                                                                           ------------
               GROUP TOTAL                                                    3,393,971
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (0.5%)
         Republic of Bulgaria:
      (2)  Floating Rate Notes
          2.50%, 7/28/12                      B2           USD      215         236,437
   (1)(9)  Front Loaded Interest
          Reduction Bonds, Series A
          5.875%, 7/28/24                     B2           USD      390         145,662
                                                                           ------------
               GROUP TOTAL                                                      382,099
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
COLOMBIA (0.2%)
          Republic of Colombia
           Yankee Notes
           9.705%, 8/13/05                  Baa3           USD      190         162,925
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
CROATIA (0.2%)
      (9)  Republic of Croatia
           Floating Rate Notes
           5.813%, 7/31/10                  Baa3           USD      205         162,975
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
ECUADOR (0.3%)
         Government of Ecuador:
      (9)  Bearer Past Due Interest
          (PDI)
          6.00%, 2/27/15                      B3           USD      578         189,925

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                           Moody's           Amount           Value
                                           Ratings           (000)          (Note A-1)
---------------------------------------------------------------------------------------
-----------------
      (9)  Registered Past Due Interest
          (PDI)
          6.00%, 2/27/15                      B3           USD    $  92    $     30,369
                                                                           ------------
               GROUP TOTAL                                                      220,294
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (2.9%)
         United Mexican States:
          9.75%, 4/06/05                     Ba2           USD      275         272,250
          10.375%, 2/17/09                   N/R           USD      550         556,875
          11.50%, 5/15/26                    Ba2           USD      980       1,072,470
          Secured Par Bonds Series W-A
          6.25%, 12/31/19                    Ba2           USD      500         366,869
                                                                           ------------
               GROUP TOTAL                                                    2,268,464
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
MOROCCO (0.3%)
         Republic of Morocco
          5.90625%, 1/1/09                   N/R           USD      290         232,000
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
NIGERIA (0.2%)
      (9) Central Bank of Nigeria
          6.25%, 11/15/20                    N/R           USD      250         152,500
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
PERU (0.8%)
         Republic of Peru:
          Front Loaded Interest
          Reduction Bonds
          Series 20 year
          3.75%, 3/7/17                      N/R           USD      540         298,350
          Past Due Interest (PDI)
          Series 20 year
          4.00%, 3/7/17                      N/R           USD      495         304,425
                                                                           ------------
               GROUP TOTAL                                                      602,775
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
PHILIPPINES (0.8%)
         Republic of the Philippines
          Bonds
          9.875%, 1/15/19                    Ba1           USD      625         612,500
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
POLAND (0.4%)
         Republic of Poland Treasury
          Bills:
          Series 26
          0%, 08/11/1999                     N/R           PLN      900         225,920
          Series 52
          0%, 08/04/1999                     N/R           PLN      340          85,506
                                                                           ------------
               GROUP TOTAL                                                      311,426
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA (1.6%)
         Government of Russia
          9.25%, 11/27/01                     B3           USD      115          77,194
         Russia Federation Reg Series
          8.75%, 7/24/05                      B3           USD      550         269,500
                                                              Face
                                           Moody's           Amount           Value
                                           Ratings           (000)          (Note A-1)
---------------------------------------------------------------------------------------
-----------------
          10.00%, 06/26/07                    B3           USD    $ 520    $    260,000
          11.00%, 7/24/18                     B3           USD      250         122,500
         Russian Registered Bonds
          12.75%, 6/24/28                     B3           USD      400         225,500
      (9) Vnesheconombank Bank
          6.0625% , 12/15/15                 N/R           USD      690         107,847
          Series 24 Year
          6.0625%, 12/15/20                  N/R          USD     1,802         204,707
                                                                           ------------
               GROUP TOTAL                                                    1,267,248
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TURKEY (0.3%)
         Government of Turkey
          Treasury Bill
          0.00%, 7/21/99                     N/R          TRL   108,747         247,400
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
VENEZUELA (2.4%)
         Republic of Venezuela:
      (9)  Front Loaded Interest
          Reduction Bonds, Series A
          6.00%, 3/31/07                      B2           USD      381         292,379
      (9)  Debt Conversion Bonds,
          Series DL
          6.3125%, 12/18/07                   B2           USD      512         395,766
          Unsecured Bonds
          9.25%, 9/15/27                     Ba2          USD     1,850       1,239,500
                                                                           ------------
               GROUP TOTAL                                                    1,927,645
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $14,015,045)                                                         14,609,527
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $15,620,709)                                                         16,206,590
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (1.1%)
  (Cost $878,000)                                                               878,000
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.2%)
                     (Cost $80,414,042)                                      77,129,014
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
LIABILITIES (1.8%)
                                                                              1,391,329
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
         Applicable to 8,454,140 issued and outstanding $.001 par value
          Shares (authorized 100,000,000 shares)                           $ 78,520,343
                                                                           ------------
                                                                           ------------
---------------------------------------------------------------------------------------
-----------------
N/R--Not Rated
ARP--Argentine Peso
PLN--Polish Zloty
TRL--Turkish Lira
 (1)  144A Security. Certain conditions for public sale may exist.

    The accompanying notes are an integral part of the financial statements.

 (2)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (3)  Defaulted Security.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5)  Private Placement.
 (6)  Non-income producing security.
 (7)  Restricted as to private and public resale. Total cost of restricted securities at June 30, 1999 aggregated $1,117,342. Total market value of restricted securities owned at June 30, 1999 was $1,527,692 or 1.9% of Net Assets.
 (8)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Boad of Directors.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at June 30, 1999.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES                                                   June 30, 1999
                                                                                        (Unaudited)
---------------------------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $80,414,042 (Note A-1)..............................................        $77,129,014
RECEIVABLES:
    Interest (Note A-6).........................................................          1,575,640
    Investments Sold............................................................             48,542
Other Assets....................................................................              8,895
---------------------------------------------------------------------------------------------------
        Total Assets............................................................         78,762,091
---------------------------------------------------------------------------------------------------
LIABILITIES:
    Investment Advisory Fees (Note B)...........................................             97,721
    Shareholders' Reports.......................................................             44,037
    Professional Fees...........................................................             20,582
    Administrative Fees (Note C)................................................             19,943
    Shareholder Servicing Fees..................................................             12,338
    Unrealized Depreciation on Forward
     Foreign Currency Exchange Contracts (Note A-5).............................             10,623
    Directors' Fees.............................................................              9,020
    Custodian Fees..............................................................              4,194
    Due to Custodian Bank.......................................................             17,668
    Other Liabilities...........................................................              5,622
---------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................            241,748
---------------------------------------------------------------------------------------------------
NET ASSETS......................................................................        $78,520,343
                                                                                  -----------------
                                                                                  -----------------
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...........................................         $    8,454
    Capital Paid in Excess of Par Value.........................................         89,457,023
    Undistributed Net Investment Income.........................................            514,999
    Accumulated Net Realized Loss...............................................         (8,164,482)
                                                                                         (3,295,651)
    Unrealized Depreciation on
     Investments and Foreign Currency Translations..............................
NET ASSETS APPLICABLE TO 8,454,140 ISSUED
  AND OUTSTANDING SHARES (AUTHORIZED
  100,000,000 SHARES)...........................................................        $78,520,343
                                                                                  -----------------
                                                                                  -----------------
NET ASSET VALUE PER SHARE.......................................................         $     9.29
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                           Six Months Ended
                                                                                     June 30, 1999
                                                                                       (Unaudited)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Note A-6)
      (Net of foreign taxes withheld of $26,898)................................        $4,027,941
    Dividends (Note A-6)........................................................            33,750
--------------------------------------------------------------------------------------------------
      Total Income..............................................................         4,061,691
--------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note B)...........................................           193,210
    Shareholders' Reports.......................................................            77,911
    Administrative Fees (Note C)................................................            39,194
    Custodian Fees..............................................................            31,856
    Professional Fees...........................................................            22,083
    Directors' Fees and Expenses................................................            18,956
    Shareholder Servicing Fees..................................................            16,222
    Other.......................................................................            15,954
--------------------------------------------------------------------------------------------------
      Total Expenses............................................................           415,386
--------------------------------------------------------------------------------------------------
        Net Investment Income...................................................         3,646,305
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):.......................................................
--------------------------------------------------------------------------------------------------
    Investments.................................................................        (1,358,693)
    Foreign Currency............................................................           110,891
--------------------------------------------------------------------------------------------------
      Total Net Realized Loss...................................................        (1,247,802)
--------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION/ DEPRECIATION:
    Investments.................................................................         1,734,085
    Foreign Currency Translations...............................................            (1,117)
--------------------------------------------------------------------------------------------------
      Total Change in Unrealized Appreciation/Depreciation......................         1,732,968
--------------------------------------------------------------------------------------------------
Net Realized Loss and Change in Unrealized Appreciation/Depreciation............           485,166
--------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations............................        $4,131,471
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended
                                                                                     June 30, 1999          Year Ended
                                                                                       (Unaudited)   December 31, 1998
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.......................................................       $ 3,646,305         $ 7,929,213
    Net Realized Loss on Investments............................................        (1,247,802)         (5,939,600)
    Change in Unrealized Appreciation/Depreciation on Investments and Foreign
     Currency...................................................................         1,732,968          (6,663,506)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................         4,131,471          (4,673,893)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.......................................................        (4,121,394)         (8,010,301)
----------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) in Net Assets...................................            10,077         (12,684,194)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period.........................................................        78,510,266          91,194,460
----------------------------------------------------------------------------------------------------------------------
    End of Period (Including undistributed net investment income of $514,999 and
     $990,088, respectively)....................................................       $78,520,343        $ 78,510,266
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                        Six Months
                                             Ended                 Year Ended December 31,
                                     June 30, 1999   ----------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:      (Unaudited)       1998         1997       1996  1995Section     1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $ 9.29       $ 10.79      $ 10.37    $ 10.01    $ 9.26   $ 10.45
---------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income..........        0.43          0.94         0.89       0.91      0.95      0.95
    Net Realized and Unrealized
     Gain (Loss) on Investments....        0.06         (1.49)        0.41       0.26      0.61     (1.33)
---------------------------------------------------------------------------------------------------------
      Total from Investment
       Activities..................        0.49         (0.55)        1.30       1.17      1.56     (0.38)
---------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income..........       (0.49)        (0.95)       (0.88)     (0.81)    (0.76)    (0.62)
    Return of Capital..............          --            --           --         --     (0.05)    (0.19)
---------------------------------------------------------------------------------------------------------
      Total Distributions..........       (0.49)        (0.95)       (0.88)     (0.81)    (0.81)    (0.81)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....      $ 9.29        $ 9.29      $ 10.79    $ 10.37   $ 10.01    $ 9.26
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END OF
 PERIOD............................      $ 8.88        $ 8.63      $ 10.06     $ 9.00    $ 8.88    $ 8.25
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
    Net Asset Value (1)............        5.82%        (5.13)%       13.82%    13.27%    17.57%    (3.80)%
    Market Value...................        8.92%        (5.56)%       22.34%    11.03%    18.16%    (4.72)%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (Thousands).......................     $78,520       $78,510      $91,914    $87,656   $84,618   $78,252
---------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net
 Assets Including Expense
 Offsets...........................        1.07%*        1.17%        1.08%      1.11%     1.12%     0.99%
Ratio of Expenses to Average Net
 Assets............................        1.07%*        1.17%        1.10%      1.11%       --        --
Ratio of Net Investment Income to
 Average Net Assets................        9.44%*        9.17%        8.43%      8.99%     9.80%     9.66%
Portfolio Turnover Rate............        26.5%        107.8%       119.1%      65.1%     54.5%     83.1%
---------------------------------------------------------------------------------------------------------

Section Credit Suisse Asset Management, formerly known as BEA Associates replaced CS First Boston Investment Management as the Fund's investment adviser effective June 13, 1995.
      * Annualized
    (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

        Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------

Credit Suisse Asset Management Strategic Global Income Fund, Inc., formerly known as BEA Strategic Global Income Fund, Inc. (the "Fund"), was incorporated on January 27, 1988 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek high current income through investments primarily in debt securities.

A. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

1. SECURITY VALUATION: Market values for fixed income securities are valued at the latest quoted bid price in the over-the-counter market. However, fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Other securities listed on an exchange are valued at the latest quoted sales prices on the day of valuation or if there was no sale on such day, the last bid price quoted on such day. Quotations of foreign security prices denominated in a foreign currency are converted to U.S. dollars at the current exchange rate on valuation date. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors. Such securities have a value of $229,442 (or 0.3% of net assets) at June 30, 1999. In determining fair value, consideration is given to cost, operating and other financial data.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral and proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by a major bank as follows:
    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;
    - investments, transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly the fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

  Net realized gains/losses on foreign currency transactions represent net foreign exchange gains/losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are included in unrealized depreciation of investments and foreign currency.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gain or loss when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   The Fund had the following outstanding forward foreign currency exchange contracts at June 30, 1999.

   FORWARD FOREIGN                   VALUE AT                 UNREALIZED
  CURRENCY EXCHANGE    SETTLEMENT   SETTLEMENT    CURRENT    APPRECIATION
      CONTRACTS           DATE         DATE        VALUE    (DEPRECIATION)
---------------------  -----------  -----------  ---------  ---------------
Purchase Contract:
South African Rand        8/18/99    $ 229,252   $ 234,507     $   5,255

Sale Contract:
South African Rand        8/18/99      218,903     234,781       (15,878)
                                                            ---------------

Net Unrealized Depreciation of Forward Foreign Currency
Contracts                                                      $ (10,623)
                                                            ---------------
                                                            ---------------

6. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis. Discounts on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

7. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

8. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are principally due to the timing of the recognition of defaulted bond interest and to differing book and tax treatment for foreign currency transactions.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized gain (loss) and paid in capital.

B. Credit Suisse Asset Management, formerly known as BEA Associates (the "Adviser"), provides investment advisory services to the Fund under the terms of an Advisory Agreement. Under the Advisory Agreement, the Adviser is paid a fee, computed weekly and payable quarterly at an annual rate of .50% of average weekly net assets.

C. Effective March 1, 1999, Brown Brothers Harriman & Co. ("BBH&Co."), replaced Chase Manhattan Bank as the Fund's Administrator and Custodian.

BBH&Co. provides services to the fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

Effective January 25, 1999, BankBoston N.A. replaced Chase Manhattan Bank as the Fund's Transfer Agent.

BankBoston provides transfer agent services to the fund. Under the Transfer Agent Agreement, BankBoston is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund was charged certain out-of-pocket expenses by BankBoston.

D. During the six months ended June 30, 1999, the Fund made purchases of $20,144,427 and sales of $21,913,035 of investment securities other than U.S. Government securities and short term investments. At June 30, 1999, the cost of investments for Federal income tax purposes was $79,536,042. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $3,285,028, of which $6,619,186 related to appreciated securities and $9,904,214 related to depreciated securities.

At June 30, 1999, the Fund had a capital loss carryforward of $5,708,744 available to offset future capital gains of which $90,877, $743,988, and $211,706, $4,334 and $4,657,819 will expire on December 31, 2000, 2002, 2003,
2004, 2005 and 2006 respectively.

E. At June 30, 1999, 66% of the Fund's net assets comprised high-yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

At June 30, 1999, 20.6% of the Fund's net assets comprised foreign currency denominated fixed income securities. Changes in currency exchange rates will affect the value and net investment income from such securities.

F. The Fund's Board of Directors has approved a share repurchase program authorizing the Fund from time to time to make open-market purchases on the New York Stock Exchange of up to 10 percent of the Fund's shares outstanding as of December 11, 1990. There were no repurchases of shares during the six months ended June 30, 1999.

G. On July 30, 1999, the Fund filed a registration statement to issue to its shareholders rights entitling them to subscribe for shares of the Fund's Common Stock at a rate of one share of Common Stock for each three rights held.

H. Effective July 27, 1999, the Fund entered into a credit agreement with Deutsche Bank AG and State Street Bank and Trust Company.

            SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED):

                                               AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
                                                             THREE MONTHS ENDED
                                ----------------------------------------------------------------------------
                                 MARCH 31, 1999       JUNE 30, 1999
                                -----------------   ------------------
Investment Income.............  $  2,057   $ 0.24   $  2,005   $  0.24
Net Investment Income.........     1,841     0.22      1,805      0.21
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation/Depreciation on
 Investments and Foreign
 Currency.....................       204     0.03        281      0.03
Net Increase in Net Assets
 Resulting from Operations....     2,045     0.25      2,086      0.24


                                                                          SEPTEMBER 30,       DECEMBER 31,
                                 MARCH 31, 1998       JUNE 30, 1998            1998               1998
                                -----------------   ------------------   ----------------   ----------------
Investment Income.............  $  2,309   $ 0.27   $  2,208   $  0.26   $ 2,163   $ 0.26   $ 2,255   $ 0.27
Net Investment Income.........     2,049     0.24      1,912      0.23     1,931     0.23     2,037     0.24
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation/Depreciation on
 Investments..................     2,428     0.29     (2,809)    (0.33)  (11,239)   (1.28)     (983)   (0.17)
Net Increase/Decrease in Net
 Assets Resulting from
 Operations...................     4,477     0.53       (897)    (0.10)   (9,689)   (1.15)    1,436     0.17

                   SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

The Annual Meeting of the Stockholders of the Credit Suisse Asset Management Strategic Global Income Fund, Inc. was held on Monday, May 10, 1999 at the offices of Willkie Farr & Gallagher, 787 7th Avenue, New York City. The following is a summary of each proposal presented and the total number of shares voted:

                                                          VOTES IN       VOTES        VOTES
PROPOSAL                                                  FAVOR OF      AGAINST     ABSTAINED
-------------------------------------------------------  -----------  -----------  -----------
1.        To elect the following four Directors:
          Enrique R. Arzac                                 7,314,343     102,068       --
          Lawrence J. Fox                                  7,328,561      87,850       --
          James S. Pasman, Jr.                             7,319,300      97,111       --
          William W. Priest, Jr.                           7,326,261      90,150       --
2.        To ratify the selection of
          PricewaterhouseCoopers LLP as independent
          public accountants of the Fund until the next
          annual meeting.                                  7,297,548      58,973       59,890
3.        To approve an amendment to the Fund's
          Articles of Incorporation to change the name
          of the Fund to Credit Suisse Asset Management
          Strategic Global Income Fund, Inc.               7,038,978     235,109      142,323

DESCRIPTION OF INVESTLINK-SM-* PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Strategic Global Income Fund, Inc. (the "Fund"). BankBoston, N.A. will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.
    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.
    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.
    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.
    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.
    BankBoston, N.A., as Program Administrator, administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as the fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.
    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.
    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.
    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.
    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.
    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such Shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.
    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.
    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.
    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all of his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.
    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.
    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors-- (800) 523-8506; Current Shareholders--(800) 730-6001. All
correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

------------------------------------------------------
*InvestLink is a service mark of Boston EquiServe Limited Partnership.

        4947-SAR-99